FVM - Valuation adjustments reserves on the balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Valuation Adjustment Reserves On The Balance Sheet [Line Items]
Own credit adjustments on financial liabilities designated at fair value	$ 405	$ 624	$ 556
of which: debt issued designated at fair value	115	276	289
of which: other financial liabilities designated at fair value	290	347	266
Credit valuation adjustments	(34)	(33)	(33)
Funding valuation adjustments	(102)	(108)	(50)
Debit valuation adjustments	4	6	4
Other valuation adjustments	(726)	(801)	(839)
of which: liquidity	(275)	(299)	(311)
of which: model uncertainty	$ (451)	$ (502)	$ (529)